Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” (as defined in Item 402(v)) and performance. Displayed amounts in this Pay Versus Performance section may not sum due to rounding additive figures to the nearest dollar.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (b) 1,2	Compensation Actually Paid to PEO 1,3 (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs) 1,4 (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers 1,5 (e)	Nasdaq Total Shareholder Return (f)	2023 Peer Group Total Shareholder Return 6 (g)	Net Income (millions) 7 (h)	Non-GAAP Operating Income (millions) 8 (i)

2024	$21,518,170	$51,071,259	$5,899,388	$9,535,250	$233	$199	$1,117	$2,465

2023	$18,498,752	$9,815,212	$6,457,253	$5,281,897	$173	$155	$1,059	$1,938

2022	$28,045,305	$25,888,844	$6,391,803	$6,467,133	$179	$134	$1,125	$1,820

2021	$19,965,893	$69,015,180	$3,411,044	$11,672,259	$202	$151	$1,187	$1,849

2020	$15,807,618	$31,960,132	$3,970,881	$7,136,488	$126	$111	$933	$1,530

1.	The Principal Executive Officer (PEO) and non-PEO NEOs from 2020–2024 were as detailed in the table below.

Year	2020	2021	2022	2023	2024

PEO	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman
Non-PEO NEOs	Michael Ptasznik	Ann M. Dennison	Ann M. Dennison	Sarah Youngwood	Sarah Youngwood
	Lauren B. Dillard	Michael Ptasznik	Tal Cohen	Ann M. Dennison	Tal Cohen
	P.C. Nelson Griggs	Lauren B. Dillard	P.C. Nelson Griggs	Tal Cohen	P.C. Nelson Griggs
	Bradley J. Peterson	P.C. Nelson Griggs	Bradley J. Peterson	P.C. Nelson Griggs	Bradley J. Peterson

		Bradley J. Peterson		Brendan Brothers	Brendan Brothers

2.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Friedman for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2024 Summary Compensation Table.”

3.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Friedman, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Friedman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Friedman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Total PEO Equity Award Adjustments a	Compensation Actually Paid to PEO

2024	$21,518,170	($15,213,813)	$44,766,902	$51,071,259

a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Total PEO Equity Award Adjustments
Year	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total PEO Equity Award Adjustments

2024	($15,213,813)	$22,954,509	$15,497,101	$6,315,292	$44,766,902

4.	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

5.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Non-PEO NEO Equity Award Adjustmentsa	Average Compensation Actually Paid to Non-PEO NEOs

2024	$5,899,388	($3,513,961)	$7,149,823	$9,535,250

a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows
:

		Average Non-PEO NEO Equity Award Adjustments

Year	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Change in Fair Value of Awards that Failed to Meet Applicable Vesting Conditions	Average Non-PEO NEO Equity Award Adjustments

2024	($3,513,961)	$3,886,977	$2,105,431	$528,039	$813,013	($183,636)	$7,149,823

6.
Represents the cumulative TSR measured from December 31, 2019 through the end of each year shown for the S&P 500 GICS 4020 Index, identified by Nasdaq as the “Peer Group” in its Form
10-K
for the purposes of Item 201(e) of Regulation
S-K.

7.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8.
The Company believes
Non-GAAP
Operating Income is the financial performance measure most closely linked to the calculation of compensation actually paid.
Non-GAAP
Operating Income is defined as set forth in footnote 1 of the “Corporate Objectives Performance vs. Goals” table on page 71 of this Proxy Statement. The Company makes certain adjustments to the Non-GAAP Operating Income amount used to calculate the Corporate Objectives Performance and accordingly, the Non-GAAP Operating Income amount shown above differs from the Non-GAAP Operating Income described in Annex A of this Proxy Statement. See also Annex A of this Proxy Statement for more information on adjustments to non-GAAP
measures.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote
1.	The Principal Executive Officer (PEO) and non-PEO NEOs from 2020–2024 were as detailed in the table below.

Year	2020	2021	2022	2023	2024

PEO	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman	Adena T. Friedman
Non-PEO NEOs	Michael Ptasznik	Ann M. Dennison	Ann M. Dennison	Sarah Youngwood	Sarah Youngwood
	Lauren B. Dillard	Michael Ptasznik	Tal Cohen	Ann M. Dennison	Tal Cohen
	P.C. Nelson Griggs	Lauren B. Dillard	P.C. Nelson Griggs	Tal Cohen	P.C. Nelson Griggs
	Bradley J. Peterson	P.C. Nelson Griggs	Bradley J. Peterson	P.C. Nelson Griggs	Bradley J. Peterson

		Bradley J. Peterson		Brendan Brothers	Brendan Brothers

Peer Group Issuers, Footnote	Represents the cumulative TSR measured from December 31, 2019 through the end of each year shown for the S&P 500 GICS 4020 Index, identified by Nasdaq as the “Peer Group” in its Form
10-K
for the purposes of Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 21,518,170	$ 18,498,752	$ 28,045,305	$ 19,965,893	$ 15,807,618
PEO Actually Paid Compensation Amount	$ 51,071,259	9,815,212	25,888,844	69,015,180	31,960,132
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Total PEO Equity Award Adjustments a	Compensation Actually Paid to PEO

2024	$21,518,170	($15,213,813)	$44,766,902	$51,071,259

a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Total PEO Equity Award Adjustments
Year	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total PEO Equity Award Adjustments

2024	($15,213,813)	$22,954,509	$15,497,101	$6,315,292	$44,766,902

Non-PEO NEO Average Total Compensation Amount	$ 5,899,388	6,457,253	6,391,803	3,411,044	3,970,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,535,250	5,281,897	6,467,133	11,672,259	7,136,488
Adjustment to Non-PEO NEO Compensation Footnote
5.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Non-PEO NEO Equity Award Adjustmentsa	Average Compensation Actually Paid to Non-PEO NEOs

2024	$5,899,388	($3,513,961)	$7,149,823	$9,535,250

a.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows
:

		Average Non-PEO NEO Equity Award Adjustments

Year	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Change in Fair Value of Awards that Failed to Meet Applicable Vesting Conditions	Average Non-PEO NEO Equity Award Adjustments

2024	($3,513,961)	$3,886,977	$2,105,431	$528,039	$813,013	($183,636)	$7,149,823

Compensation Actually Paid vs. Total Shareholder Return	Analysis of the Information Presented in the Pay versus Performance Table
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Analysis of the Information Presented in the Pay versus Performance Table
Tabular List, Table
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and non-PEO
NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Non-GAAP Operating Income

●	Net Revenue

●	ARR

●	Non-GAAP Diluted EPS

Total Shareholder Return Amount	$ 233	173	179	202	126
Peer Group Total Shareholder Return Amount	199	155	134	151	111
Net Income (Loss)	$ 1,117,000,000	$ 1,059,000,000	$ 1,125,000,000	$ 1,187,000,000	$ 933,000,000
Company Selected Measure Amount	2,465,000,000	1,938,000,000	1,820,000,000	1,849,000,000	1,530,000,000
PEO Name	Adena T. Friedman
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description	The Company believes
Non-GAAP
Operating Income is the financial performance measure most closely linked to the calculation of compensation actually paid.
Non-GAAP
Operating Income is defined as set forth in footnote 1 of the “Corporate Objectives Performance vs. Goals” table on page 71 of this Proxy Statement. The Company makes certain adjustments to the Non-GAAP Operating Income amount used to calculate the Corporate Objectives Performance and accordingly, the Non-GAAP Operating Income amount shown above differs from the Non-GAAP Operating Income described in Annex A of this Proxy Statement. See also Annex A of this Proxy Statement for more information on adjustments to non-GAAP
	measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	ARR
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Diluted EPS
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,213,813)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,766,902
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,954,509
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,497,101
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,315,292
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,513,961)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,149,823
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,886,977
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,105,431
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,039
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	813,013
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (183,636)